Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Common Stock [Member] | IPO [Member]
Stock issuance of costs	$ 3,185
Series C Convertible Preferred Stock [Member]
Stock issuance of costs	$ 2,640